Acquisitions - Summary of significant business combinations (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 08, 2020	Dec. 31, 2019	Oct. 08, 2019	Oct. 01, 2019
Total consideration
Cash			$ 18,774
Deferred cash consideration			52,596
Common shares issued			48,881
Derivative liability consideration			5,437
Contingent consideration			20,346
Loan settlement			14,953
Total consideration			160,987
Net identifiable assets (liabilities) acquired
Cash			1,512
Accounts receivable			451
Inventory			5,503
Biological assets			1,436
Other current assets			576
Property and equipment			15,780
Right-of-use assets			6,836
Other non-current assets			82
Customer relationships			1,500
Non-compete agreement			300
Licenses			65,400
Total identifiable assets acquired			99,376
Short-term liabilities			(1,311)
Lease liabilities			(6,980)
Long-term liability			(550)
Deferred tax liabilities			(16,108)
Net identifiable assets acquired			74,427
Purchase price allocation
Net identifiable assets acquired			74,427
Goodwill			86,560
Total consideration			160,987
Net cash outflows
Cash consideration paid			(18,854)
Cash acquired			1,512
Total			(17,342)
Origin House [Member]
Total consideration
Common shares issued	$ 396,575	$ 396,600
Replacement awards	31,671	31,700
Contingent consideration	3,800
Total consideration	428,246	428,200
Net identifiable assets (liabilities) acquired
Cash	32,984
Accounts receivable	7,565
Inventory	14,658
Biological assets	2,002
Other current assets	2,197
Property and equipment	18,625
Right-of-use assets	17,984
Loans receivable, long-term	331
Investment in associate	4,302
Investments	139
Customer relationships	63,600
Trade names	39,700
Licenses	5,900
Market related intangibles	2,374
Internally developed software	380
Total identifiable assets acquired	212,741
Short-term liabilities	(24,349)
Lease liabilities	(18,002)
Deferred and contingent consideration	(3,807)
Notes payable	(22,045)
Deferred tax liabilities	(30,200)
Net identifiable assets acquired	114,338
Purchase price allocation
Net identifiable assets acquired	114,338
Goodwill	313,908
Total consideration	428,246	$ 428,200
Net cash outflows
Cash acquired	$ 32,984
Valley Agriceuticals, LLC [Member]
Total consideration
Cash			18,774	$ 18,800
Deferred cash consideration			25,990
Common shares issued			48,881	49,000
Derivative liability consideration			5,437
Contingent consideration			20,346	20,300
Loan settlement			10,146	10,100
Total consideration			129,574	129,600
Net identifiable assets (liabilities) acquired
Cash			1,199
Accounts receivable			145
Inventory			800
Other current assets			558
Property and equipment			7,256
Right-of-use assets			6,836
Other non-current assets			81
Customer relationships			1,200
Licenses			53,400
Total identifiable assets acquired			71,475
Short-term liabilities			(690)
Lease liabilities			(6,980)
Deferred tax liabilities			(16,108)
Net identifiable assets acquired			47,697
Purchase price allocation
Net identifiable assets acquired			47,697
Goodwill			81,877
Total consideration			129,574	$ 129,600
Net cash outflows
Cash consideration paid			(18,774)
Cash acquired			1,199
Total			(17,575)
Hope Heal Health Inc [Member]
Total consideration
Deferred cash consideration			26,606
Loan settlement			4,807		$ 4,800
Total consideration			31,413
Net identifiable assets (liabilities) acquired
Cash			313
Accounts receivable			306
Inventory			4,703
Biological assets			1,436
Other current assets			18
Property and equipment			8,524
Other non-current assets			1
Customer relationships			300
Non-compete agreement			300
Licenses			12,000
Total identifiable assets acquired			27,901
Short-term liabilities			(621)
Long-term liability			(550)
Net identifiable assets acquired			26,730
Purchase price allocation
Net identifiable assets acquired			26,730
Goodwill			4,683
Total consideration			31,413
Net cash outflows
Cash consideration paid			(80)
Cash acquired			313
Total			$ 233